VANECK RARE EARTH/STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.5%
Australia: 39.6%
Allkem Ltd. *	5,156,964	$41,393,311
AVZ Minerals Ltd. * †∞	69,192,235	16,219,530
Core Lithium Ltd. * †	27,576,574	16,127,291
Iluka Resources Ltd.	3,906,907	27,937,399
ioneer Ltd. * †	26,879,745	5,269,340
Lake Resources NL * †	22,456,190	6,788,923
Liontown Resources Ltd. * †	26,710,434	46,761,319
Lynas Rare Earths Ltd. * †	7,871,017	33,571,369
Pilbara Minerals Ltd.	16,417,146	43,761,145
Sayona Mining Ltd. * †	111,385,822	15,538,276
		253,367,903
Brazil: 4.8%
Sigma Lithium Corp. (USD) * †	807,206	30,367,090
Canada: 5.6%
Lithium Americas Corp. (USD) * †	1,214,581	26,429,283
Standard Lithium Ltd. (USD) * †	2,437,099	9,260,976
		35,690,259
China: 30.1%
China Northern Rare Earth Group High-Tech Co. Ltd.	13,026,612	49,527,206
Ganfeng Lithium Group Co. Ltd. (HKD) 144A	4,121,640	25,683,288
Shenghe Resources Holding Co. Ltd.	13,505,887	27,857,012
Tianqi Lithium Corp. (HKD) * †	1,739,200	11,735,955

	Number of Shares	Value
China (continued)
Xiamen Tungsten Co. Ltd.	9,450,824	$28,050,064
Zhejiang Huayou Cobalt Co. Ltd.	6,171,100	49,481,191
		192,334,716
France: 2.7%
Eramet SA	163,712	17,144,087
Netherlands: 3.4%
AMG Advanced Metallurgical Group NV	514,049	21,959,598
United States: 14.3%
Livent Corp. * †	1,352,408	29,374,302
MP Materials Corp. * †	1,096,479	30,909,743
Piedmont Lithium, Inc. * †	242,688	14,573,414
Tronox Holdings Plc	1,172,803	16,864,907
		91,722,366
Total Common Stocks (Cost: $581,154,222)		642,586,019

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 9.0%
Money Market Fund: 9.0% (Cost: $57,454,524)
State Street Navigator Securities Lending Government Money Market Portfolio	57,454,524	57,454,524
Total Investments: 109.5% (Cost: $638,608,746)		700,040,543
Liabilities in excess of other assets: (9.5)%		(60,778,115)
NET ASSETS: 100.0%		$639,262,428

Definitions:

HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $170,182,636.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $25,683,288, or 4.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Materials	100.0%	$642,586,019

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